Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 6,883	$ 1,471
Accounts receivable
Oil, natural gas and natural gas liquid sales	55,564	74,527
Affiliates	9,669	4,695
Joint interest owners and other, net	133,387	320
Prepaid drilling advances	28,977	0
Derivative contracts	82,180	152
Prepaid expenses	2,644	651
Other current assets	4,011	279
Total current assets	323,315	82,095
Noncurrent assets
Oil and natural gas properties, successful efforts method	2,628,333	1,876,951
Accumulated depreciation, depletion, amortization and impairment	(230,836)	(78,307)
Oil and natural gas properties, net	2,397,497	1,798,644
Derivative contracts	20,638	996
Other	7,659	3,857
Total assets	2,749,109	1,885,592
Current liabilities
Accounts payable	49,746	0
Accrued liabilities	176,494	10,245
Accounts payable and accrued liabilities – Affiliates	8,577	183,820
Revenue payable	97,963	0
Drilling advances	31,058	0
Derivative contracts	845	9,279
Asset retirement obligations	790	0
Total current liabilities	365,473	203,344
Noncurrent liabilities
Long-term debt	514,639	85,339
Deferred tax liabilities, net	356,862	0
Asset retirement obligations	16,058	10,769
Derivative contracts	141	1,371
Other	902	0
Total liabilities	1,254,075	300,823
Commitments and contingencies (Note 14)
Equity
Common stock, $0.001 par value; 800,000,000 shares authorized; 152,539,532 shares issued and outstanding at December 31, 2018	153	0
Preferred stock, $0.001 par value; 50,000,000 shares authorized; no shares issued and outstanding at December 31, 2018	0	0
Additional paid-in capital	1,646,401	0
Accumulated deficit	(151,520)	0
Members’ equity	0	1,584,769
Total equity	1,495,034	1,584,769
Total liabilities and equity	$ 2,749,109	$ 1,885,592